Reporting and Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 01, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 0	$ 0
Held for sale property	$ 32,900,000	39,300,000
Accelerated vesting percentage	50.00%
Open reverse repurchase commitments	$ 0	$ 0
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	63,100,000
Unrecorded Unconditional Purchase Obligation	$ 857,000,000.0
ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Equity interest percentage	87.10%	86.80%		69.00%
Cash and Cash Equivalents [Member] | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	$ 46,300,000	$ 117,300,000		$ 247,200,000
Lower Limit | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Equity interest percentage			80.00%
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Dividends payable	1,375,400,000
unrecorded unconditional purchase obligations reinsurance [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Other Commitment	$ 96,100,000